Deferred consideration (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Consideration
Schedule of deferred consideration

	2025 £’000	2024 £’000	2023 £’000
Current
Opening provision at 1 January	1,844	–	–
On acquisition of licence	–	1,997	–
Payments	(689)	(274)	–
Interest expense	159	144	–
Foreign exchange	(106)	(23)	–
	1,208	1,844	–
Less: non-current portion	645	1,306	–
Current portion	563	538	–